UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ x ]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2014 to December 31, 2014.

Date of report (Date of earliest event reported):
February 13, 2015

World Financial Capital Credit Company, LLC
(Exact name of securitizer as specified in its charter)

025-00299	0001539049
(Commission File Numbers of securitizer)	(Central Index Key Number of securitizer)

Karen A. Morauski, (614) 944-5802
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1)  [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [ x ]

REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), World Financial Capital Credit Company, LLC has indicated by check mark that there is no activity to report for the annual reporting period January 1, 2014 to December 31, 2014.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  February 13, 2015
WORLD FINANCIAL CAPITAL CREDIT COMPANY, LLC
(Securitizer)

By:	/s/ Ronald Ostler
Name:	Ronald Ostler
Title:	President, and as the senior officer in charge of securitization